Stockholders’ Equity (Details Narrative)						1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 25, 2022 € / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 02, 2021 USD ($) $ / shares shares	Nov. 02, 2021 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 03, 2023 $ / shares	Jun. 28, 2023 $ / shares shares	Jun. 27, 2023 shares	Oct. 13, 2022 $ / shares shares	Jul. 14, 2022 $ / shares shares	Dec. 28, 2021 $ / shares shares	Dec. 01, 2021 $ / shares	Dec. 21, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized | shares			15,000,000				15,000,000		15,000,000	15,000,000		15,000,000	300,000,000					15,000,000
Common stock, par value per share			$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001						$ 0.001	$ 0.001
Preferred stock designated | shares			20,000,000				20,000,000		20,000,000	20,000,000								20,000,000
Preferred stock, par value			$ 0.001				$ 0.001		$ 0.001	$ 0.001				$ 0.001				$ 0.001
Class of warrant or right, exercise price of warrants or rights												$ 100.00
Stock issued during period, shares, new issues | shares		214,286
Share exercise price														$ 5.00
Expected volatility										55.00%
Risk free rate										1.34%
Contractual term							6 years			6 years
Dividend yield							0.00%	0.00%	0.00%	0.00%
Proceeds from issuance of private placement | $								$ 9,391,000	$ 9,391,000	$ 14,995,000
Common stock shares isued | shares			855,237				1,367,628		1,334,950	855,237
Class of warrant or right, number of securities called by each warrant or right | shares		142,858
Proceeds from warrant exercises | $		$ 4,600,000							$ 4,630,000	$ 13,253,000
Warrant inducement expense | $									$ 2,629,000
Senior A Junior Participating Cumulative Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock designated | shares														5,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance costs | $		$ 300,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 105.00
Expected volatility							95.00%	65.00%
Risk free rate							3.90%	2.90%
Contractual term								6 years	6 years
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		32.40
Expected volatility							70.00%	55.00%
Risk free rate							3.50%	1.79%
Contractual term								5 years 2 months 26 days	5 years 2 months 26 days
2022 Pre-Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term						5 years
Class of warrant or right, exercise price of warrants or rights						$ 55.40
Warrant purchase, common stock | shares						78,450
Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights						$ 0.02
May 2022 PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $						$ 9,400,000
Private Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | € / shares	€ 1.00
Conversion of Stock, Shares Issued | shares	157,042
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term					5 years
Expected volatility									20.00%
Warrant [Member] | Inducement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per shares		$ 33.20
Warrants rights exercisable date		Jan. 27, 2023
Warrant expiration date		Dec. 01, 2026
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares										180,000
Common Stock [Member] | 2022 Pre-Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per shares															$ 0.02
Class of warrant or right, exercise price of warrants or rights						$ 55.00
Common stock shares isued | shares															78,450
Common Stock [Member] | Private Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Issued | shares	3,148,042
Warrant One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant purchase, common stock | shares																4,286
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value per share					$ 0.001
Number of shares sold | shares					180,000
Share price per shares					$ 100.00
Proceeds from IPO | $					$ 18,000,000
Proceeds from issuance costs | $			$ 3,100,000							$ 3,100,000
IPO [Member] | Black Scholes Option Pricing Model [Member] | UPO Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding | $									$ 21,000
IPO [Member] | Black Schole Option Pricing Model [Member] | UPO Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Per share fair value of share-based payment award									$ 25.80
Expected volatility									60.00%
Risk free rate									1.15%
Contractual term									5 years
Dividend yield									0.00%
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 100.00
Over-Allotment Option [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 0.20
Warrant purchase, common stock | shares					27,000
Stock issued during period, shares, new issues | shares					810
Share exercise price					$ 0.25
Over-Allotment Option [Member] | Unit Purchase Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares					5,400
Share exercise price					$ 125.00
UPO [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Equity, Fair Value Disclosure | $									$ 300,000
UPO [Member] | Black Schole Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Per share fair value of share-based payment award									$ 99
Expected volatility									60.00%
Risk free rate									1.15%
Contractual term									5 years
Dividend yield									0.00%
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance costs | $										$ 300,000
Warrant purchase, common stock | shares						170,950
Proceeds from issuance of private placement | $				$ 15,000,000
Private Placement [Member] | 2022 Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant purchase, common stock | shares						170,950
Private Placement [Member] | Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights				$ 105.00
Warrant purchase, common stock | shares				142,857
Private Placement [Member] | Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights				$ 0.002												$ 0.002
Warrant purchase, common stock | shares				75,357												75,357
Sale of stock price per share				$ 104.80
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 131.20							$ 131.20
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term			5 years							5 years
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares				67,500
Private Placement [Member] | Common Stock [Member] | May 2022 PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares						92,500
PP UPO [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of options vested | $				$ 300,000
PP UPO [Member] | Black Schole Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Per share fair value of share-based payment award			$ 127.80							$ 127.80
Expected volatility										60.00%
Risk free rate										1.15%
Contractual term										5 years
Dividend yield										0.00%
PP UPO [Member] | Warrant [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of options vested | $				100,000
PP UPO [Member] | Common Stock [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of options vested | $				$ 200,000